Nature of Business and Organization (Details) - USD ($)				3 Months Ended	12 Months Ended
	May 24, 2024	Nov. 30, 2023	Apr. 12, 2023	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Nature of Business and Organization [Line Items]
Incorporated date				Mar. 20, 2020
Purchase of ordinary shares (in Shares)		371,628
Consideration amount			$ 3,000
Exchange value	$ 148,500
Gain from disposal subsidiaries					$ 203,333
Share purchased (in Shares)			10,000
Exchange total	$ 148,500
Foodlink Global Sdn Bhd (“Foodlink”) [Member]
Nature of Business and Organization [Line Items]
Equity interest			100.00%
Sale Agreement [Member]
Nature of Business and Organization [Line Items]
Purchase of ordinary shares (in Shares)			10,000